Supplemental Cash Flow Information - Changes in Non-Cash Working Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Statement of cash flows, additional disclosures [Abstract]
Accounts receivable	$ 5,238	$ (4,501)
Biological assets	(58,537)	(46,450)
Inventory	43,488	50,322
Prepaid and other current assets	(1,280)	(548)
Accounts payable and accrued liabilities	14,913	(15,702)
Income taxes payable	6,054	1,230
Deferred revenue	(613)	133
Deferred taxes	(27)	0
Provisions	974	(25)
Changes in non-cash working capital	$ 10,210	$ (15,541)	[1]

[1]	Comparative information has been adjusted due to discontinued operations see Note 8(b).